FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 7 – FAIR VALUE MEASUREMENTS

U.S. accounting standards require disclosure of a fair-value hierarchy of inputs the Company uses to value an asset or a liability. In September 2006, the FASB issued new accounting guidance, which establishes a framework for measuring fair value under generally accepted accounting principles (“GAAP”) and expands disclosures about fair value measurements. The Company previously partially adopted this guidance for all instruments recorded at fair value on a recurring basis. In the second quarter of fiscal 2010, the Company adopted the remaining provisions of the guidance for all non-financial assets and liabilities that are not re-measured at fair value on a recurring basis. The adoption of these provisions did not have an impact on the Company’s consolidated financial statements.

Fair value standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, the standards establish a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires that the Company maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair-value hierarchy are described as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2015 and 2014:

September 30, 2015:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

September 30, 2014:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

The exploration property associated with the El Capitan Property, which the Company is intending to continue to market for sale to a major mining company, is classified as Level 3. The fair value of the exploration property is determined based upon the cost basis the of the Company’s investment in the exploration property under U.S. GAAP. There was no change in the carrying valuation of the exploration property during the years ended September 30, 2015 or 2014.

FAIR VALUE MEASUREMENTS.

NOTE 7 – FAIR VALUE MEASUREMENTS

U.S. accounting standards require disclosure of a fair-value hierarchy of inputs the Company uses to value an asset or a liability. In September 2006, the FASB issued new accounting guidance, which establishes a framework for measuring fair value under generally accepted accounting principles (“GAAP”) and expands disclosures about fair value measurements. The Company previously partially adopted this guidance for all instruments recorded at fair value on a recurring basis. In the second quarter of fiscal 2010, the Company adopted the remaining provisions of the guidance for all non-financial assets and liabilities that are not re-measured at fair value on a recurring basis. The adoption of these provisions did not have an impact on the Company’s consolidated financial statements.

Fair value standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, the standards establish a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires that the Company maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair-value hierarchy are described as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table sets forth by level with the fair value hierarchy the Company’s assets and liabilities measured at fair value as of:

December 31, 2015:	Level 1	Level 2	Level 3	Total

Assets
None	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$293,833	$293,833